SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 06, 2015	Jul. 31, 2015	Mar. 31, 2015	Oct. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015	Feb. 06, 2015	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS (Details) [Line Items]
Funding Initiative to Fund Software Development				$ 750,000						$ 750,000
Proceeds from Convertible Debt								$ 514,315	$ 0	$ 0	$ 260,000
Class of Warrant or Right, Outstanding (in Shares)					22,047,175			22,047,175		22,371,795	11,049,842				10,341,982
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.20			$ 0.20						$ 0.38
Class of Warrant or Rights, Exercised (in Shares)								538,000
Proceeds from Warrant Exercises			$ 8,000					$ 107,600	$ 0	$ 44,000	$ 0
Warrant Exercise Price $0.20 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)										3,155,582
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.20
Class of Warrant or Rights, Aggregate Exercise Proceeds										$ 631,116
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	on July 6, 2015, the Company’s Board of Directors approved and submitted for the approval of the Company’s stockholders an amendment to its Amended and Restated Certificate of Incorporation, to effect a reverse stock split of its common stock by a ratio of not less than 1-for-25 and not more than 1-for-50 (the “Reverse Split”). On July 7, 2015, stockholders of record of approximately 50.8% of the Company’s outstanding voting stock executed and delivered to the Company a written consent in lieu of a stockholders’ meeting approving the Reverse Split. The Reverse Split can be effected at any time prior to December 31, 2015, at a ratio to be set at a whole number within the above range, as determined by the Board of Directors in its sole discretion. Further, the Board of Directors may, in its sole discretion, determine to not effect the Reverse Split. The Company believes that the Reverse Split will enhance its ability to obtain an initial listing on The NASDAQ Capital Market. The NASDAQ Capital Market requires, among other items, an initial bid price of at least $4.00 per share and following initial listing, maintenance of a continued price of at least $1.00 per share.
Proceeds from Issuance of Debt		$ 1,308,350
Debt Instrument, Description		The proceeds from this financing will be used by the Company for repaying the remaining balances on the two bridge loans (See Note 8) and for general working capital purposes.
Proceeds from Convertible Debt		$ 1,308,350
Subsequent Event [Member] | Warrant Exercise Price $0.20 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Exercised (in Shares)						360,000
Proceeds from Warrant Exercises						$ 64,000
Convertible Debt [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount				$ 750,000										$ 40,000
Debt Instrument, Description							elected to execute either a one-year or two-year extension of the maturity dates of the original notes
Proceeds from Convertible Debt					$ 30,000	484,315		$ 514,315
Debt Instrument, Term								3 years
Debt Instrument, Interest Rate, Stated Percentage					2.00%			2.00%						3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.22		$ 0.10	$ 0.22		$ 0.10			$ 0.22	$ 0.10
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.40
Convertible Debt [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Description		The proceeds from this financing will be used by the Company for repaying the remaining balances of the two bridge loans discussed above and for general working capital purposes.
Proceeds from Convertible Debt						$ 450,000
Debt Instrument, Term						3 years
Debt Instrument, Interest Rate, Stated Percentage			2.00%			2.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.22			$ 0.22
Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					0.10			0.10
Minimum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-25
Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.45			$ 0.45
Maximum [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-50
Debt Instrument, Face Amount		$ 2,000,000